Annual Operating Expenses - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced International ETF - Fidelity Enhanced International ETF	Sep. 21, 2023
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.28%

[1]	ABased on estimated amounts for the current fiscal year.